Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - Expected credit loss segregated by product (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 799,193	R$ 688,978
Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	237,301	234,099
Increase (decrease) in allowance account for credit losses of financial assets	(36,675)
Stage 2 to Stage 3	110,586
Stage 3 to Stage 2	(23)
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)
Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	507,500	452,029
Increase (decrease) in allowance account for credit losses of financial assets	320,426
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)
Consolidted stages [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		452,029	R$ 351,028
Increase (decrease) in allowance account for credit losses of financial assets		285,350
Increase (Decrease) in Write-Off for credit losses of financial assets		(184,349)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	0	15,622
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	0	15,622
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	0	15,622
Increase (decrease) in allowance account for credit losses of financial assets	(15,622)
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member] | Consolidted stages [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		15,622	12,199
Increase (decrease) in allowance account for credit losses of financial assets		3,423
Increase (Decrease) in Write-Off for credit losses of financial assets		0
Financial assets at amortised cost, category [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	788,348	650,269
Financial assets at amortised cost, category [member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		234,099	186,048
Increase (decrease) in allowance account for credit losses of financial assets		(34,201)
Stage 2 to Stage 1		(130)
Stage 2 to Stage 3		(184)
Stage 1 to Stage 2		148,979
Stage 3 to Stage 2		117,936
Increase (Decrease) in Write-Off for credit losses of financial assets		(184,349)
Financial assets at amortised cost, category [member] | Securities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	28,992	13,962
Financial assets at amortised cost, category [member] | Securities [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	12,250	0
Increase (decrease) in allowance account for credit losses of financial assets	0
Stage 2 to Stage 3	0
Stage 3 to Stage 2	0
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Financial assets at amortised cost, category [member] | Securities [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	28,992	13,962
Increase (decrease) in allowance account for credit losses of financial assets	15,030
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Financial assets at amortised cost, category [member] | Securities [Member] | Consolidted stages [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		13,962	6,072
Increase (decrease) in allowance account for credit losses of financial assets		7,890
Increase (Decrease) in Write-Off for credit losses of financial assets		0
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	2,565	2,364
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	0	0
Increase (decrease) in allowance account for credit losses of financial assets	0
Stage 2 to Stage 3	0
Stage 3 to Stage 2	0
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	2,565	2,364
Increase (decrease) in allowance account for credit losses of financial assets	201
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member] | Consolidted stages [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		2,364	2,803
Increase (decrease) in allowance account for credit losses of financial assets		(439)
Increase (Decrease) in Write-Off for credit losses of financial assets		0
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	465,098	396,994
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	220,757	230,080	182,282
Increase (decrease) in allowance account for credit losses of financial assets	(32,647)	(34,416)
Stage 2 to Stage 1		(130)
Stage 2 to Stage 3	110,526	(184)
Stage 1 to Stage 2		148,947
Stage 3 to Stage 2	(23)	117,930
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)	(184,349)
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	465,098	396,994
Increase (decrease) in allowance account for credit losses of financial assets	333,059
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Consolidted stages [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		396,994	311,823
Increase (decrease) in allowance account for credit losses of financial assets		269,520
Increase (Decrease) in Write-Off for credit losses of financial assets		(184,349)
Financial assets at amortised cost, category [member] | Securities Trading And Intermediation [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	147,384	136,872
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	123,418	75,885
Financial assets at amortised cost, category [member] | Others
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	20,891	24,192
On-balance exposures [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	788,348	665,891
On-balance exposures [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	233,007	230,080	182,282
Increase (decrease) in allowance account for credit losses of financial assets	(32,647)	(34,416)
Stage 2 to Stage 1		(130)
Stage 2 to Stage 3	110,526	(184)
Stage 1 to Stage 2		148,947
Stage 3 to Stage 2	(23)	117,930
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)	(184,349)
On-balance exposures [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	496,655	428,942
Increase (decrease) in allowance account for credit losses of financial assets	332,668
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)
On-balance exposures [Member] | Consolidted stages [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		428,942	332,897
Increase (decrease) in allowance account for credit losses of financial assets		280,394
Increase (Decrease) in Write-Off for credit losses of financial assets		(184,349)
Off-Balance Exposures [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	10,845	23,087
Off-Balance Exposures [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	4,294	4,019	3,766
Increase (decrease) in allowance account for credit losses of financial assets	(4,028)	215
Stage 2 to Stage 1		0
Stage 2 to Stage 3	60	0
Stage 1 to Stage 2		32
Stage 3 to Stage 2	0	6
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Off-Balance Exposures [Member] | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	10,845	23,087
Increase (decrease) in allowance account for credit losses of financial assets	(12,242)
Increase (Decrease) in Write-Off for credit losses of financial assets	R$ 0
Off-Balance Exposures [Member] | Consolidted stages [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		23,087	R$ 18,131
Increase (decrease) in allowance account for credit losses of financial assets		4,956
Increase (Decrease) in Write-Off for credit losses of financial assets		R$ 0